ITEM 1. REPORT TO STOCKHOLDERS.

--------------------------------------------------------------------------------



                                  John Hancock
                                  Patriot
                                     Premium
                                  DIVIDEND FUND I


------
Annual
Report
------


9.30.03



                              [LOGO] John Hancock


--------------------------------------------------------------------------------

Table of contents
--------------------------
Your fund at a glance
page 1
--------------------------
Managers' report
page 2
--------------------------
Fund's investments
page 6
--------------------------
Financial statements
page 9
--------------------------
Trustees & officers
page 22
--------------------------
For your information
page 29
--------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The markets move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first nine months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 33.80% through September, while the Dow Jones Industrial Average was up 13.18% and the Standard & Poors 500 Index returned 14.71%. With falling interest rates, bonds also did well, although they reversed course in July and August. High yield bonds led the pack, returning 21.77% through September, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger - anticipated to occur in the first half of 2004 - will have no effect on your investment in our John Hancock mutual funds. Your funds adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairmans views as of September 30, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks to provide high current income, consistent with modest growth of capital, for holders of its common shares by investing in a diversified portfolio of dividend-paying preferred and common equity securities.

Over the last twelve months

[] Preferred stocks performed well as interest rates fell and Congress enacted a dividend tax cut.

[] Utility common stocks rallied strongly.

[] The Fund benefited from tax-advantaged dividend-paying preferred and common stocks.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Patriot Premium Dividend Fund I". Under the heading is a note that reads "Fund performance for the year ended September 30, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 14.60% total return for John Hancock Patriot Premium Dividend Fund I. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 issuers

7.3%    NSTAR
5.4%    Energy East Corp.
5.0%    Puget Energy, Inc.
4.9%    Shaw Communications, Inc.
4.7%    Lehman Brothers Holdings, Inc.
3.1%    CH Energy Group, Inc.
3.0%    El Paso Tennessee Pipeline Co.
2.8%    South Carolina Electric & Gas Co.
2.7%    Alabama Power Co.
2.7%    Sierra Pacific Power Co.

As a percentage of net assets plus value of preferred shares on September 30, 2003.

   BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

---------
MANAGERS'
REPORT
---------

John Hancock
Patriot Premium
Dividend Fund I

Preferred stocks performed well amid mostly favorable conditions during the 12-month period ended September 30, 2003. Much of what was behind the preferred stock rally was action by the Federal Reserve Board, which lowered interest rates on two separate occasions during the year. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks - which generally ranged from 6% to 7% - continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in advance of, and in response to, President Bushs dividend tax-cut package, which greatly reduced the taxes that individuals pay on many stock dividends. A dramatic rise in interest rates and bond yields in the summer briefly tempered an otherwise favorable backdrop for fixed-income-oriented investments, including preferreds. But they regained some of their footing by the final month of the period when weaker-than-expected economic reports helped to cool inflation concerns.

"Preferred stocks performed well amid mostly favorable conditions during the 12-month period ended September 30, 2003."

Utility common stocks - the Funds other area of emphasis - performed even better than preferreds, buoyed by a combination of utility companies ability to clean up their balance sheets and improve corporate earnings, and strong demand from investors seeking tax-advantaged dividend-paying stocks. Even the August electricity blackout that plagued cities from New York to Cleveland did not dim investors enthusiasm for the group. In fact, the blackout helped underscore the need for better,

--------------------------------------------------------------------------------
[Photos of Greg Phelps and Mark Maloney]
--------------------------------------------------------------------------------

expensive high-voltage transmission and distribution systems, which would be fostered by state regulatory bodies granting the utilities higher allowable rates of return.

FUND PERFORMANCE

For the 12 months ended September 30, 2003, John Hancock Patriot Premium Dividend Fund I returned 14.60% at net asset value. Over the same period, the average income and preferred stock closed-end fund returned 21.10%, according to Lipper, Inc. The Funds lag stemmed primarily from our focus on high-quality investments; lower-quality junk names soared during the year in response to better-than-expected corporate earnings, fewer corporate defaults and a reduction in the rate of corporate credit downgrades. Meanwhile, the Standard & Poors 500 Index, a broad measure of the overall stock market, returned 24.37% and the Dow Jones Utility Average, which tracks the performance of 15 electric and natural gas utilities, returned 21.95%.

OIL AND GAS SHINES

Preferred stocks paying tax-advantaged dividends were some of the Funds best performers during the period. In particular, some of our best-performing and largest holdings in the category were oil and natural gas companies such as Anadarko Petroleum and Devon Energy which, along with strong investor demand, were helped by relatively high energy prices and favorable energy supply/demand conditions. In the electric utility segment of the tax-advantaged preferred group, our winners included holdings such as Boston Edison and Great Plains Energy. They got an added boost from their call protection, meaning they had some measure of protection against being redeemed by their issuers before maturity. In the financial segment, our winners included J.P. Morgan Chase, which also benefited from an increase in the growth of its private banking business, as well as an increased market share in stock and bond underwriting. Our holdings in Bear Stearns also posted good gains, primarily due to its ability to avoid scandals and produce financial results that met or exceeded expectations.

"Preferred stocks paying tax-advantaged dividends were some of the Funds best performers during the period."

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Utilities 68%, the second is Broker services 8%, the third Banks-United States 5%, the fourth Media 5%, and the fifth Oil & gas 5%.]
--------------------------------------------------------------------------------

In the utility common stock portion of the Fund, our best performers included Alliant Energy, Northeast Utilities and Dominion Resources. Alliant benefited from its back-to-basics approach and improved balance sheet. Dominion was helped by its increasingly valued oil and gas reserves and natural gas pipeline and storage assets. Investors rewarded Northeast in large measure because of its above-average dividend growth and its attractive service area, which boasts higher-than-average growth in electricity usage.

In contrast, our common stock holdings in Aquila Inc. proved disappointing. Investors punished the stock because the company made an ill-timed foray into energy/merchant trading, which forced it to take write-downs and reduce dividends. That said, we believe that the companys efforts to return to its regulated electric and gas roots and reduce debt will help to restore its financial health over time.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into three sections (from top to left): Preferred stocks 64%, Common stocks 29% and Short-term investments 7%.]
--------------------------------------------------------------------------------

OUTLOOK

For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a continually sluggish economy coupled with sustained low interest rates. This could continue to prompt strong demand for relatively high-yielding preferred and utility common stocks. Were also heartened by the fact that dividend tax relief could help boost demand for many stocks that pay high dividends, not only in the short-term but also over the next decade or so, as more aging Americans increasingly seek out income-oriented investment options. Utility common stocks have other

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Northeast Utilities followed by an up arrow with the phrase "Strong demand for tax-advantage stocks." The second listing is J.P. Morgan Chase followed by an up arrow with the phrase "Uptick in high-net-worth clients/security underwriting." The third listing is Aquila, Inc. followed by a down arrow with the phrase "Reduction in dividend/credit ratings."]
--------------------------------------------------------------------------------

factors going for them as well, including the potential for more stable credit ratings, attractive valuations and the possible elimination of an anachronistic law limiting utility mergers.


This commentary reflects the views of the portfolio management team through the end of the Funds period discussed in this report. The managers statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest more than 65% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Funds portfolio on September 30, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned
by the Fund on
September 30, 2003

This schedule is divided into three main categories: preferred stocks, common stocks and short-term investments. The stocks are further broken down by industry group. Short-term investments, which represent the Funds cash position, are listed last.



SHARES                                   ISSUER, DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 97.51%                                                                            $130,298,630
---------------------------------------------------------------------------------------------------------------
(Cost $134,394,430)

Agricultural Operations 1.96%                                                                         2,625,000
35,000                                   Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)              2,625,000

Banks - United States 7.53%                                                                          10,058,252
45,000                                   HSBC USA, Inc., $2.8575                                      2,333,250
72,000                                   J.P. Morgan Chase & Co., 6.625%, Ser H                       3,924,000
50,000                                   J.P. Morgan Chase Capital XI, 5.875%                         1,186,000
111,800                                  Royal Bank of Scotland Group Plc, 5.75%, Ser B
                                          (United Kingdom)                                            2,615,002

Broker Services 11.39%                                                                               15,223,922
62,460                                   Bear Stearns Cos., Inc. (The), 5.72%, Ser F                  3,229,182
102,700                                  Lehman Brothers Holdings, Inc., 5.67%,
                                          Depositary Shares, Ser D                                    5,032,300
90,400                                   Lehman Brothers Holdings, Inc., 5.94%,
                                          Depositary Shares, Ser C                                    4,483,840
90,000                                   Merrill Lynch & Co., Inc., 9.00%, Depositary Shares,
                                          Ser A                                                       2,478,600

Diversified Operations 0.98%                                                                          1,309,761
48,420                                   Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A          1,309,761

Finance 0.52%                                                                                           693,000
12,000                                   SLM Corp., 6.97%, Ser A                                        693,000

Leasing Companies 1.40%                                                                               1,872,000
96,000                                   AMERCO, 8.50%, Ser A                                         1,872,000

Media 7.47%                                                                                           9,981,351
200,453                                  Shaw Communications, Inc., 8.45%, Ser A (Canada)             5,003,307
199,361                                  Shaw Communications, Inc., 8.50% (Canada)                    4,978,044

Oil & Gas 7.14%                                                                                       9,537,244
45,278                                   Anadarko Petroleum Corp., 5.46%,
                                          Depositary Shares, Ser B                                    4,437,244
50,000                                   Devon Energy Corp., 6.49%, Ser A                             5,100,000

Telecommunications 1.10%                                                                              1,474,650
50,850                                   Touch America Holdings, Inc., $6.875                         1,474,650



See notes to
financial statements.


6



                                                                                           FINANCIAL STATEMENTS



SHARES                                   ISSUER, DESCRIPTION                                              VALUE

Utilities 58.02%                                                                                    $77,523,450
225,000                                  Alabama Power Co., 5.20%                                     5,523,750
34,000                                   Baltimore Gas & Electric Co., 6.99%, Ser 1995                3,553,000
57,879                                   Boston Edison Co., 4.25%                                     4,420,509
23,161                                   Boston Edison Co., 4.78%                                     1,986,056
215,000                                  Coastal Finance I, 8.375%                                    4,259,150
156,400                                  El Paso Tennessee Pipeline Co., 8.25%, Ser A                 6,099,600
200,000                                  Energy East Capital Trust I, 8.25%                           5,394,000
42,000                                   Florida Power & Light Co., 6.75%, Ser U                      4,386,375
23,638                                   Great Plains Energy, Inc., 4.35%                             1,680,662
12,510                                   Great Plains Energy, Inc., 4.50%                               949,509
100,000                                  Hawaiian Electric Industries Capital Trust I, 8.36%          2,637,000
13,000                                   Idaho Power Co., 7.07%                                       1,366,219
64,200                                   MCN Financing II, 8.625%                                     1,640,310
34,500                                   Monongahela Power Co., $7.73, Ser L                          2,863,500
60,000                                   PSEG Funding Trust II, 8.75%                                 1,632,000
37,000                                   PSI Energy, Inc., 6.875%                                     3,718,500
26,800                                   Public Service Electric & Gas Co., 6.92%                     2,749,680
204,000                                  Puget Energy, Inc., 7.45%, Ser II                            5,144,880
210,000                                  Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)             4,200,000
55,000                                   South Carolina Electric & Gas Co., 6.52%                     5,665,000
185,000                                  Southern Union Financing I, 9.48%                            4,680,500
39,800                                   TECO Capital Trust I, 8.50%                                  1,044,750
10,000                                   Virginia Electric & Power Co., $7.05                         1,037,500
13,500                                   Xcel Energy, Inc., $4.11, Ser D                                891,000

---------------------------------------------------------------------------------------------------------------
COMMON STOCKS 44.02%                                                                                $58,821,097
---------------------------------------------------------------------------------------------------------------
(Cost $66,199,755)

Telecommunications 0.00%                                                                                  1,420
200,000                                  Touch America Holdings, Inc.*                                    1,420

Utilities 44.02%                                                                                     58,819,677
150,380                                  Alliant Energy Corp.                                         3,308,360
180,000                                  Aquila, Inc.                                                   608,400
140,300                                  CH Energy Group, Inc.                                        6,173,200
64,300                                   Dominion Resources, Inc.                                     3,980,170
116,000                                  DTE Energy Co.                                               4,279,240
40,000                                   Duke Energy Corp.                                              712,400
247,000                                  Energy East Corp.                                            5,540,210
126,000                                  KeySpan Corp.                                                4,420,080
44,000                                   NiSource, Inc.                                                 879,120
215,000                                  Northeast Utilities                                          3,852,800
175,000                                  NSTAR                                                        8,312,500



                                                                                          See notes to
                                                                                          financial statements.


                                                                                                              7


FINANCIAL STATEMENTS



SHARES                                   ISSUER, DESCRIPTION                                              VALUE

Utilities (continued)
42,500                                   Peoples Energy Corp.                                        $1,758,650
52,500                                   Progress Energy, Inc.                                        2,334,150
69,000                                   Progress Energy, Inc.* (Contingent Value Obligation) (A)         6,900
216,900                                  Puget Energy, Inc.                                           4,865,067
246,600                                  Sierra Pacific Resources*                                    1,196,010
173,000                                  TECO Energy, Inc.                                            2,390,860
40,400                                   WPS Resources Corp.                                          1,664,480
164,000                                  Xcel Energy, Inc.                                            2,537,080




                                                                     INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                   RATE          (000s OMITTED)         VALUE

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.56%                                                                        $12,778,000
---------------------------------------------------------------------------------------------------------------
(Cost $12,778,000)

Oil & Gas 9.56%
Chevron USA, Inc., Discount Commercial Paper, 10-01-03               0.82%          $12,778          12,778,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 151.09%                                                                          $201,897,727
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (51.09%)                                                         ($68,272,605)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                           $133,625,122
---------------------------------------------------------------------------------------------------------------

* Non-income producing security.

(A) This security is valued in good faith under procedures established by the Board of Trustees.

(R) These  securities  are  exempt  from  registration  under  Rule 144A of the
    Securities Act of 1933.  These  securities may be resold,  normally to qualified institutional  buyers,  in  transactions  exempt  from  registration.  Rule 144A securities  amounted  to  $2,625,000  or 1.96% of the  Funds  net  assets  as of
    September 30, 2003.

    Parenthetical  disclosure  of a  foreign  country  in the  security  description represents country of a foreign issuer.

    The  percentage  shown for each  investment  category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.


8


FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

September 30, 2003

This Statement of Assets and Liabilities is the Funds balance sheet. It shows the value of what the Fund owns, is due and owes. Youll also find the net asset value for each common share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $213,372,185)                            $201,897,727
Cash                                                                       4,701
Dividends receivable                                                     476,248
Other assets                                                              40,882
Total assets                                                         202,419,558

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable to affiliates
 Management fee                                                          166,363
 Other                                                                    16,555
Other payables and accrued expenses                                       89,643
Total liabilities                                                        272,561
Dutch Auction Rate Transferable Securities preferred
 shares Series A (DARTS), at value, unlimited number of shares of beneficial interest authorized with no par value,
 685 shares issued, liquidation preference of $100,000
 per share                                                            68,521,875

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Common shares capital paid-in                                        141,943,091
Accumulated net realized loss on investments                             (79,377)
Net unrealized depreciation of investments                           (11,474,458)
Accumulated net investment income                                      3,235,866
Net assets applicable to common shares                              $133,625,122

--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------
Based on 15,142,247 shares of beneficial interest
 outstanding - unlimited number of shares authorized
 with no par value                                                         $8.82



                                                           See notes to
                                                           financial statements.


                                                                               9


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
September 30, 2003

This Statement of Operations summarizes the Funds investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $4,330)               $12,801,439
Interest                                                                  73,688

Total investment income                                               12,875,127

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              1,615,720
Administration fee                                                       194,349
DARTS auction fee                                                        178,750
Federal excise tax                                                       135,621
Auditing fee                                                              53,800
Printing                                                                  48,805
Transfer agent fee                                                        48,282
Custodian fee                                                             41,103
Registration and filing fee                                               33,497
Miscellaneous                                                             24,840
Trustees fee                                                              13,307
Legal fee                                                                  2,991

Total expenses                                                         2,391,065

Net investment income                                                 10,484,062

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                         510,730
Change in net unrealized appreciation (depreciation)
 of investments                                                        7,579,644

Net realized and unrealized gain                                       8,090,374
Distributions to DARTS                                                  (906,591)

Increase in net assets from operations                               $17,667,845



See notes to
financial statements.


10


FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

These Statements of Changes in Net Assets show how the value of the Funds net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase due to the sales of common shares.


                                              YEAR                          YEAR
                                              ENDED                        ENDED
                                              9-30-02                    9-30-03
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                         $11,737,244            $10,484,062
Net realized gain (loss)                         (331,608)               510,730
Change in net unrealized
 appreciation (depreciation)                  (22,050,939)             7,579,644
Distributions to DARTS                         (1,262,310)              (906,591)

Increase (decrease) in net assets
 resulting from operations                    (11,907,613)            17,667,845

Distributions to
 common shareholders
From net investment income                     (9,713,863)            (9,775,707)

From Fund share transactions                      350,897              1,062,637

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           145,940,926            124,670,347

End of period1                               $124,670,347           $133,625,122


1 Includes accumulated net investment income of $3,297,911 and $3,235,866, respectively.



                                                           See notes to
                                                           financial statements.


                                                                              11



FINANCIAL HIGHLIGHTS

----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Funds net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                9-30-99        9-30-00       9-30-01        9-30-02       9-30-03

-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.85          $9.91        $10.13          $9.74         $8.30
Net investment income1                         0.83           0.85          0.83           0.78          0.69
Net realized and unrealized
 gain (loss) on investments                   (0.90)          0.23         (0.39)         (1.49)         0.54
Distribution to DARTS                         (0.18)         (0.21)        (0.18)         (0.08)        (0.06)
Total from investment operations              (0.25)          0.87          0.26          (0.79)         1.17
Less distributions
 to common shareholders
From net investment income                    (0.69)         (0.65)        (0.65)         (0.65)        (0.65)
Net asset value, end of period                $9.91         $10.13         $9.74          $8.30         $8.82
Per share market value, end of period         $8.81          $8.25         $8.75          $9.15         $9.24
Total return at market value2 (%)             (7.01)          1.19         13.79          12.03          8.91

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares,
 end of period (in millions)                   $148           $152          $146           $125          $134
Ratio of expenses to average net assets3 (%)   1.66           1.75          1.72           1.79          1.90
Ratio of net investment income
 to average net assets4 (%)                    7.92           8.94          8.35           8.42          8.33
Portfolio turnover (%)                           18             19            23             11            10

-------------------------------------------------------------------------------------------------------------
SENIOR SECURITIES
-------------------------------------------------------------------------------------------------------------
Total value of DARTS outstanding
 (in millions)                                  $68            $68           $68            $68           $69
Involuntary liquidation preference
 per unit (in thousands)                       $100           $100          $100           $100          $100
Approximate market value
 per unit (in thousands)                       $100           $100          $100           $100          $100
Asset coverage per unit5                   $323,124       $315,176      $318,208       $280,462      $287,811


1 Based on the average of the common shares outstanding.
2 Assumes dividend reinvestment.
3 Ratios calculated on the basis of expenses applicable to the common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.15%, 1.18%, 1.18%, 1.20% and 1.23%, respectively.
4 Ratios calculated on the basis of net investment income applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.52%, 6.03%, 5.72%, 5.65% and 5.39%, respectively.
5 Calculated by subtracting the Funds total liabilities from the Funds total assets and dividing such amount by the number of DARTS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.


See notes to
financial statements.


12


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies

John Hancock Patriot Premium Dividend Fund I (the Fund) is a diversified closed-end management investment company registered under the Investment Company
Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Funds portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The  majority of expenses  are  directly  identifiable  to an  individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $55,954 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires
September 30, 2010.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended September 30, 2003, the tax character of distributions paid was as follows: ordinary income $10,682,298. As of



                                                                              13



September 30, 2003, the components of distributable earnings on a tax basis included $3,201,220 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Funds financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment  management contract with John Hancock Advisers,  LLC
(the Adviser),  a wholly owned subsidiary of The Berkeley  Financial Group, LLC.
Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.50% of the Funds average weekly net assets and the value attributable to the DARTS, plus 5.00% of the Funds weekly gross income. The Advisers total fee is limited to a maximum amount equal to 1.00% annually of the Funds average weekly net assets and the value attributable to the DARTS. For the year ended September 30, 2003, the advisory fee incurred did not exceed the maximum advisory fee allowed.

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with the shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of approximately 0.10% of the Funds average weekly net assets plus the value attributable to the DARTS.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser  and/or its  affiliates,  as well as  Trustees  of the Fund.  The compensation  of  unaffiliated  Trustees is borne by the Fund. The  unaffiliated
Trustees may elect to defer for tax purposes their receipt of this  compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability
for  the  deferred  compensation.   Investments  to  cover  the  Funds  deferred
compensation  liability  are recorded on the Funds books as an other asset.  The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic  basis to  reflect  any income  earned by the investments as well as any unrealized gains or losses. The Deferred Compensation
Plan investments had no impact on the operations of the Fund.



14


NOTE C

Fund share transactions

Common shares

This listing illustrates the Funds common shares, dividend reinvestments, reclassification of the Funds capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

                                        YEAR ENDED 9-30-02                    YEAR ENDED 9-30-03
                                  SHARES            AMOUNT             SHARES             AMOUNT

Beginning of period           14,979,601      $140,765,350         15,017,782       $141,016,976
Dividends reinvested              38,181           350,897            124,465          1,062,637
Reclassification of
 capital accounts                      -           (99,271)                 -           (136,522)
End of period                 15,017,782      $141,016,976         15,142,247       $141,943,091


Dutch Auction Rate Transferable Securities preferred shares Series A

The Fund issued 685 shares of Dutch Auction Rate Transferable Securities preferred shares Series A (DARTS) in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares.

Dividends on the DARTS, which accrue daily, are cumulative at a rate that was established at the offering of the DARTS and has been reset every 49 days thereafter by an auction. Dividend rates on DARTS ranged from 1.00% to 1.86% during the year ended September 30, 2003. Accrued dividends on DARTS are included in the value of DARTS on the Funds Statement of Assets and Liabilities.

The DARTS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The DARTS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the DARTS as defined in the Funds by-laws. If the dividends on the DARTS shall remain unpaid in an amount equal to two full years dividends, the holders of the DARTS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the DARTS and the common shareholders have equal voting rights of one vote per share, except that the holders of the DARTS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the DARTS and common shareholders.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended September 30, 2003, aggregated $18,791,613 and $24,409,059, respectively.

The cost of  investments  owned on  September  30,  2003,  including  short-term investments, for federal income tax purposes was $213,395,570.  Gross unrealized
appreciation  and  depreciation  of  investments   aggregated   $13,481,979  and
$24,979,822,   respectively,   resulting  in  net  unrealized   depreciation  of
$11,497,843.  The  difference  between  book basis and tax basis net  unrealized depreciation  of  investments is  attributable  primarily to the tax deferral of losses on wash sales.



                                                                              15


NOTE E
Reclassification
of accounts

During the year ended September 30, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $331, an increase in accumulated net investment income of $136,191 and a decrease in capital paid-in of $136,522. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 30, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income per share in the Funds Financial
Highlights excludes these adjustments.



16


---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock Patriot Premium Dividend Fund I,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Patriot Premium Dividend Fund I
(the Fund) as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years ended September 30, 2002 and 2003, and the financial highlights for each of the years in the five-year period ended September 30, 2003. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2003


                                                                              17


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended September 30, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended September 30, 2003, 85.93% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax
Relief  Reconciliation  Act of  2003.  This  amount  will be  reflected  on Form
1099-DIV for calendar year 2003.

Shareholders  will be mailed a 2003 U.S.  Treasury  Department  Form 1099-DIV in
January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



18


INVESTMENT
OBJECTIVE
AND POLICY

The Funds investment objective is to provide a high current income consistent with modest growth of capital for holders of its common shares of beneficial interest. The Fund will pursue its objective by investing in a diversified portfolio of dividend-paying preferred and common stocks.

The Funds  non-fundamental  investment  policy,  with  respect to the quality of ratings  of its  portfolio  investments,  was  changed  by a vote  of the  Funds
Trustees on September 13, 1994. The new policy,  which became effective  October
15, 1994,  stipulates  that preferred  stocks and debt  obligations in which the
Fund will invest will be rated  investment-grade  (at least BBB by S&P or Baa by
Moodys)  at the time of  investment  or will be  preferred  stocks of issuers of
investment-grade   senior   debt,   some   of   which   may   have   speculative
characteristics,  or, if not rated, will be of comparable  quality as determined by the Adviser.  The Fund will invest in common  stocks of issuers  whose senior debt is rated  investment  grade or, in the case of  issuers  that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.  The new policy supersedes the requirement that at least 80%
of the Funds total assets consist of preferred stocks and debt obligations rated
A or higher and  dividend-paying  common  stocks whose  issuers have senior debt rated A or higher.

On November 20, 2001, the Funds Trustees approved the following investment policy investment restriction change, which became effective December 15, 2001.
Under normal circumstances the Fund will invest at least 80% of its assets in dividend- paying securities. The Assets are defined as net assets including the liquidation preference amount of the DARTS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

DIVIDEND
REINVESTMENT PLAN

The Fund offers its shareholders a Dividend  Reinvestment Plan (the Plan), which offers the opportunity to earn compounded  yields.  Each holder of common shares will  automatically  have all  distributions  of  dividends  and  capital  gains
reinvested  by  Mellon  Investor   Services,   as  Plan  agent  for  the  common
shareholders  (the Plan  Agent),  unless an  election  is made to receive  cash.
Holders of common shares who elect not to  participate  in the Plan will receive all  distributions  in cash, paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other  nominee name,  then to the nominee) by the Plan Agent, as dividend  disbursing  agent.  Shareholders whose  shares are held in the name of a broker or a nominee  should  contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after



                                                                              19



such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agents open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participants account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agents Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholders account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan
Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan
Agent after at least 90 days written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box
3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you.
If you hold shares in your



20


own  name  and  not  with  a  brokerage   firm,   please  address  all  notices,
correspondence,  questions  or other  communications  regarding  the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are help with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER
MEETINGS

In November 2002, the Board of Trustees adopted several amendments to the Funds by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior years annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On March  20,  2003,  the  Annual  Meeting  of the  Fund was held to elect  four
Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 13,794,599 common shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:


                                              WITHHELD
                                 FOR          AUTHORITY
--------------------------------------------------------------------------------
Maureen Ford Goldfarb     13,569,200            225,399

Charles L. Ladner         13,481,391            313,208

John A. Moore             13,482,516            312,083

Proxies covering 685 DARTS were voted at the meeting. The preferred shareholders elected Ronald Dion to serve until his successor is duly elected and qualified, with the votes tabulated as follows: 495 FOR and 0 WITHHELD AUTHORITY.

The common  shareholders  also  ratified  the  Trustees  selection of Deloitte &
Touche LLP as the Funds independent auditor for the fiscal year ending September
30, 2003, with votes tabulated as follows: 13,545,840 FOR, 152,157 AGAINST and 97,097 ABSTAINING.



                                                                              21


----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.
independent Trustees

                                                                                          NUMBER OF
NAME, AGE                                                           TRUSTEE            JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                   OF FUND          FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                   SINCE1               BY TRUSTEE

---------------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                         1988                         31
---------------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

---------------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                   1995                         31
---------------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director,  Chase Bank (formerly  Texas Commerce Bank Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).

---------------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                          1998                         31
---------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJs  Wholesale  Club,  Inc. and a corporator  of the Eastern
Bank; Trustee, Emmanuel College.


22


                                                                                          NUMBER OF
NAME, AGE                                                           TRUSTEE            JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                   OF FUND          FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                   SINCE1               BY TRUSTEE

---------------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                      1992                         31
---------------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

---------------------------------------------------------------------------------------------------
John A. Moore,2 Born: 1939                                          2002                         29
---------------------------------------------------------------------------------------------------
President  and  Chief  Executive   Officer,   Institute  for
Evaluating  Health  Risks  (nonprofit   institution)  (until
2001);  Senior  Scientist,  Sciences  International  (health research) (since 1998);  Principal,  Hollyhouse (consulting)
(since 2000);  Director,  CIIT (nonprofit  research)  (since
2002).

---------------------------------------------------------------------------------------------------
Patti McGill Peterson,2 Born: 1943                                  2002                         29
---------------------------------------------------------------------------------------------------
Executive  Director,  Council for International  Exchange of
Scholars  (since  1998);   Vice   President,   Institute  of
International Education (since 1998); Senior Fellow, Cornell
Institute  of  Public  Affairs,  Cornell  University  (until
1997);  President  Emerita of Wells College and St. Lawrence
University;   Director,  Niagara  Mohawk  Power  Corporation
(electric utility).

---------------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                       1992    31
---------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

---------------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                         1992                         31
---------------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

---------------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                         1993                         31
---------------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated (investment bankers) (until 1991).



                                                                                                 23


INTERESTED TRUSTEES3
                                                                                          NUMBER OF
NAME, AGE                                                           TRUSTEE            JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                   OF FUND          FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                   SINCE1               BY TRUSTEE

---------------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                        2001                         52
---------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the Adviser),
The Berkeley Financial Group, LLC (The Berkeley Group), John Hancock
Funds, LLC (John Hancock Funds) and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. (Insurance
Agency, Inc.) (until 1999).

---------------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                   2000                         52
---------------------------------------------------------------------------------------------------
Trustee,  Chairman,  President and Chief  Executive  Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director,  President and Chief Executive Officer,  Sovereign
Asset   Management   Corporation    (SAMCorp.);    Director,
Independence Investment LLC, Subsidiaries, LLC and Signature
Services;  Investment  Company  Institute Board of Governors
(since 2002);  Senior Vice President,  MassMutual  Insurance
Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                  OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                 OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                             SINCE

---------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                   2000
---------------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer,  the Adviser, John Hancock Funds and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

---------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                  1992
---------------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer,  the Adviser and each of the John  Hancock  funds;  Vice  President,  John Hancock
Funds.

---------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                    1992
---------------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant  Treasurer,  the Adviser;  Vice
President and  Treasurer of each of the John Hancock  funds;
Assistant Treasurer of each of the John Hancock funds (until
2001).



24



NAME, AGE
POSITION(S) HELD WITH FUND                                                                  OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                 OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                             SINCE

---------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                    1992
---------------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000);  Director,  Senior  Vice
President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.
2 Member of Audit Committee.
3 Interested Trustees hold positions with the Funds investment adviser, underwriter and certain other affiliates.



                                                                              25









26








                                                                              27











28


-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT FOR
COMMON SHAREHOLDERS
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR DARTS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange: PDF

For shareholder assistance
refer to page 21

--------------------------------------------------------------------------------

HOW TO
CONTACT US
----------


On the Internet                       www.jhfunds.com

By regular mail                       Mellon Investor Services
                                      85 Challenger Road
                                      Overpeck Centre
                                      Ridgefield Park, NJ 07660

Customer service representatives      1-800-852-0218

Portfolio commentary                  1-800-344-7054

24-hour automated information         1-800-843-0090

TDD Line                              1-800-231-5469

The Funds voting policies and procedures are available without charge, upon request:

By phone                              1-800-225-5291

On the Funds Web site                 www.jhfunds.com/proxy

On the SECs Web site                  www.sec.gov

--------------------------------------------------------------------------------


                                                                              29


[LOGO] John Hancock

--------------
  PRESORTED
  STANDARD
U. S. Postage
    PAID
    MIS
--------------

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

                                                                     P100A  9/03
                                                                           11/03





ITEM 2.  CODE OF ETHICS.

As of the end of the period, September 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(d)(1) Contact person at the registrant


November 20, 2003

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
 John Hancock Patriot Premium Dividend Fund I

      File No. 811-5615

Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 is Form N-CSR ("certified shareholder report").

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    November 19, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    November 19, 2003





By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    November 19, 2003